Ameritas Life Insurance Corp.

("Ameritas Life")

Ameritas Life Insurance Corp. Separate Account LLVL

("Separate Account")

Supplement to:

Ameritas Low-Load® Survivorship Variable Universal Life

Prospectus Dated May 1, 2008

and Statement of Additional Information ("SAI")

Supplement Dated May 1, 2016

1. Subaccount underlying portfolios available as variable investment options for your Policy are:

FUND NAME Portfolio Name – Subadviser(s)	INVESTMENT ADVISER Portfolio Type / Summary of Investment Objective
American Century Investments	American Century Investment Management, Inc.
American Century VP International Fund, Class I	Capital growth.
American Century VP Mid Cap Value Fund, Class I	Long-term capital growth; income is secondary.
Calvert Variable Products, Inc.*	Calvert Investment Management, Inc.
Calvert VP EAFE International Index Portfolio, Class I – World Asset Management, Inc.	Index: MSCI EAFE Index.
Calvert VP Natural Resources Portfolio – Ameritas Investment Partners, Inc. ("AIP")	Capital growth.
Calvert VP Russell 2000 Small Cap Index Portfolio, Class I – AIP	Index: Russell 2000 Index.
Calvert VP S&P 500 Index Portfolio ** – AIP	Index: S&P 500 Index.
Calvert VP S&P MidCap 400 Index Portfolio, ** Class I – AIP	Index: S&P MidCap 400 Index.
Calvert VP SRI Large Cap Core Portfolio (named Calvert VP SRI Large Cap Value Portfolio prior to May 1, 2016)	Total return.
Calvert VP Volatility Managed Moderate Growth Portfolio, Class F – AIP and Milliman Financial Risk Management, LLC ("Milliman")	Income and capital growth.
Calvert VP Volatility Managed Moderate Portfolio, Class F – AIP and Milliman	Current income.
Calvert Variable Series, Inc.*	Calvert Investment Management, Inc.
Calvert VP SRI Balanced Portfolio, Class I	Income and capital growth.
Deutsche Investments VIT Funds	Deutsche Investment Management Americas Inc.
Deutsche Equity 500 Index VIP Portfolio, Class A – Northern Trust Investments, Inc. ("NTI")	To replicate, as closely as possible, the S&P 500® Index. **
Deutsche Small Cap Index VIP Portfolio, Class A – NTI	To replicate, as closely as possible, the Russell 2000® Index.
Deutsche Variable Series I	Deutsche Investment Management Americas Inc.
Deutsche Capital Growth VIP Portfolio, Class A	Long-term growth of capital.
Deutsche Variable Series II	Deutsche Investment Management Americas Inc.
Deutsche Global Growth VIP Portfolio, Class A	Long-term capital growth.
Deutsche Small Mid Cap Value VIP Portfolio, Class A	Long-term capital appreciation.
Fidelity® Variable Insurance Products	Fidelity Management & Research Company
Fidelity® VIP Contrafund® Portfolio, Service Class (2,4)	Long-term capital appreciation.
Fidelity® VIP Government Money Market Portfolio, Initial Class (1,4)	Current income.
Fidelity® VIP High Income Portfolio, Service Class (2,4)	Income and growth.
Fidelity® VIP Investment Grade Bond Portfolio, Initial Class (1,4)	Bond.
Fidelity® VIP Mid Cap Portfolio, Service Class (2,4)	Long-term growth.

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FUND NAME Portfolio Name – Subadviser(s)	INVESTMENT ADVISER Portfolio Type / Summary of Investment Objective
Fidelity® VIP Overseas Portfolio, Initial Class (2,4)	Long-term growth.
Fidelity® VIP Strategic Income Portfolio, Initial Class (1,2,3,4)	Current income.
Subadvisers: (1) Fidelity Investments Money Management, Inc.; (2) FMR Co., Inc.; (3) FIL Investment Advisors (UK) Limited; and (4) other investment advisers serve as sub-advisers for the fund.
Franklin Templeton Variable Insurance Products Trust	Franklin Advisers, Inc.
Templeton Global Bond VIP Fund, Class 2	Current income, consistent with preservation of capital, with capital appreciation as secondary.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Invesco Advisers, Inc.
Invesco V.I. American Franchise Fund, Series I	Seek capital growth.
Invesco V.I. Diversified Dividend Fund, Series I	Provide reasonable current income and long-term growth of income and capital.
Invesco V.I. Global Health Care Fund, Series I	Long-term growth of capital.
Invesco V.I. International Growth Fund, Series I	Long-term growth of capital.
Invesco V.I. Technology Fund, Series I	Long-term growth of capital.
MFS® Variable Insurance Trust	Massachusetts Financial Services Company
MFS® Utilities Series, Initial Class	Seeks total return.
MFS® Variable Insurance Trust II	Massachusetts Financial Services Company
MFS® Research International Portfolio, Initial Class	Seeks capital appreciation.
Neuberger Berman Advisers Management Trust	Neuberger Berman Investment Advisers LLC
Neuberger Berman AMT Guardian Portfolio, Class I	Seeks long-term growth of capital; current income is a secondary goal.
Neuberger Berman AMT Mid Cap Growth Portfolio, Class I	Seeks growth of capital.
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I	Seeks growth of capital.
Neuberger Berman AMT Short Duration Bond Portfolio, Class I	Seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
PIMCO Variable Insurance Trust	Pacific Investment Management Company LLC
PIMCO CommodityRealReturn® Strategy Portfolio, Administrative Class	Seeks maximum real return.
PIMCO Low Duration Portfolio, Administrative Class	Seeks maximum total return.
PIMCO Total Return Portfolio, Administrative Class	Seeks maximum total return.
Rydex Variable Trust	Guggenheim Investments
Rydex Government Long Bond 1.2x Strategy Fund	Seeks to provide investment results that correspond, before fees and expenses, to 120% of daily price movement of Long Treasury Bond.
Rydex Inverse S&P 500® Strategy Fund **	Seeks to provide investment results that match, before fees and expenses, the inverse (opposite) performance of the S&P 500® Index on a daily basis.
Rydex NASDAQ-100® Fund	Seeks to provide investment results that correspond, before fees and expenses, to the NASDAQ-100 Index® on a daily basis.
Rydex Nova Fund	Seeks to provide investment results that match, before fees and expenses, 150% of the performance of S&P 500® Index on a daily basis. **
Rydex Precious Metals Fund	Seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector.
T. Rowe Price Equity Series, Inc.	T. Rowe Price Associates, Inc.
T. Rowe Price Blue Chip Growth Portfolio	Seeks to provide long-term capital growth. Income is a secondary objective.
Third Avenue Variable Series Trust	Third Avenue Management LLC
Third Avenue Value Portfolio	Long-term capital appreciation.

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FUND NAME Portfolio Name – Subadviser(s)	INVESTMENT ADVISER Portfolio Type / Summary of Investment Objective
The Universal Institutional Funds, Inc.	Morgan Stanley Investment Management Inc.
UIF Emerging Markets Equity Portfolio, Class I – Morgan Stanley Investment Management Company and Morgan Stanley Investment Management Limited	Long-term capital appreciation by investing primarily in growth oriented equity securities of issuers in emerging market countries.
Vanguard® Variable Insurance Fund ***	The Vanguard Group, Inc. (1)
Wellington Management Company, LLP (2)
Barrow, Hanley, Mewhinney & Strauss, LLC (3)
Jackson Square Partners, LLC (4)
William Blair & Company, L.L.C. (5)
Schroder Investment Management North America, Inc. (6)
Baillie Gifford Overseas Ltd. (7)
M&G Investment Management Limited (8)
Granahan Investment Management, Inc. (9)
Arrowpoint Asset Management, LLC (10)
Vanguard® Conservative Allocation Portfolio (1)	Current income and low to moderate capital appreciation.
Vanguard® Diversified Value Portfolio (3)	Growth and Income.
Vanguard® Equity Income Portfolio (1,2)	Growth and Income.
Vanguard® Equity Index Portfolio (1)	Index: Growth and Income.
Vanguard® Growth Portfolio (2,4,5)	Growth.
Vanguard® High Yield Bond Portfolio (2)	Income.
Vanguard® International Portfolio (6,7,8)	Growth.
Vanguard® Mid-Cap Index Portfolio (1)	Index: Growth.
Vanguard® Moderate Allocation Portfolio (1)	Capital appreciation and a low to moderate level of current income.
Vanguard® Money Market Portfolio (1)	Money Market.
Vanguard® REIT Index Portfolio (1)	Index: Growth and Income.
Vanguard® Short-Term Investment-Grade Portfolio (1)	Current income while maintaining limited price volatility.
Vanguard® Small Company Growth Portfolio (1,9,10)	Growth.
Vanguard® Total Bond Market Index Portfolio (1)	Index: Bonds.
Vanguard® Total Stock Market Index Portfolio (1)	Index: Growth and Income.
Wells Fargo Funds (SM) - Variable Trust	Wells Fargo Funds Management, LLC
Wells Fargo VT Discovery Fund (SM), Class 2 – Wells Capital Management Inc. ("WellsCap")	Long-term capital appreciation.
Wells Fargo VT Opportunity Fund (SM), Class 2 – WellsCap	Long-term capital appreciation.

*	These funds are part of Ameritas Mutual Holding Company ("Ameritas"), the ultimate parent of Ameritas Life. The funds’ investment adviser and Ameritas Investment Partners, Inc. are indirect subsidiaries of Ameritas. Calvert Investment Distributors, Inc., the underwriter for these funds, is also an indirect subsidiary of Ameritas.
**	"Standard & Poor's®," "S&P®," "S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P as set forth in the Licensing Agreement between us and S&P.
***	Vanguard is a trademark of The Vanguard Group, Inc.

2. Please see the fund prospectuses for more information about subaccount underlying portfolios, including portfolio operating expenses for the year ended December 31, 2015.

3. Substitution of Money Market Fund

We have filed an application with the Securities and Exchange Commission ("SEC") seeking an order approving the substitution of shares of the Fidelity® VIP Government Money Market Portfolio, Initial Class for shares of the Vanguard® Money Market Portfolio.

The effect of the substitution would permit us to replace the Vanguard® Money Market Portfolio ("Existing Fund") with the Fidelity® VIP Government Money Market Portfolio ("Replacement Fund") as an investment option under the Policies. The Existing Fund and Replacement Fund are described in their respective summary prospectuses, which are available at no charge by contacting the Service Center at 800-255-9678, or by logging into your account at ameritasdirect.com.

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Until the date of the substitution, Policy Value allocated to the Vanguard® Money Market Portfolio may remain invested in the corresponding Subaccount, and transfers of Policy Value into and out of that Subaccount will be allowed.

We anticipate the substitution will occur on or around July 22, 2016. Between May 1, 2016 and the date of the substitution, if you have allocations to the Vanguard® Money Market Portfolio Subaccount, you may transfer such allocations to any other available Subaccount without any charge or limitation (except potentially harmful transfers (see the "Disruptive Trading Procedures" section)).

If carried out, the proposed substitution would result in any Policy Value you have allocated to the Existing Fund Subaccount being transferred at relative net asset value to the Replacement Fund Subaccount. We will pay all expenses incurred in connection with the substitution. There would be no tax consequences resulting from this transfer. After the substitution, the Existing Fund Subaccount will no longer be available for investment under the Policy.

We will comply with the SEC requirements including those concerning reimbursement of any higher portfolio expenses charged by the Replacement Fund. Specifically, with regard to reimbursements, our application states that we will, for twelve months after the effective date of the substitution, reimburse Policy Owners with allocations to the Replacement Fund Subaccount so that the expense ratio of the Replacement Fund will not exceed the expense ratio reported by the Current Fund as of the end of such Current Fund's most recently ended fiscal year. At the end of the twelve months following the effective date of the substitution, the reimbursement will cease, and the expense ratio will be that of the Replacement Fund.

Once the substitution occurs, unless you instruct us otherwise, any existing or future instruction that designates the Existing Fund Subaccount will be deemed to be an instruction for the Replacement Fund Subaccount. This includes, but is not limited to, instructions for purchase payments, partial withdrawals, and transfer instructions (including instructions under any automatic or systematic transfer program). All references to the Existing Fund will be replaced with a reference to the Replacement Fund, and all references to a money market subaccount will refer to the Fidelity® VIP Government Money Market Portfolio, Initial Class Subaccount. On the date of the substitution and thereafter, this Policy will no longer include the Vanguard® Money Market Portfolio Subaccount.

Information about the Replacement Fund, its investment policy, risks, fees and expenses and other aspects of its operations, can be found in its prospectus, which you should read carefully. There is no assurance that the Replacement Fund will achieve its stated objective.

If you have any questions about this proposed substitution, please contact a Service Center representative at 800-255-9678.

4. The Asset Allocation Program section of your prospectus and SAI is deleted and replaced with the following:

Asset Allocation Program

We may offer an asset allocation program using models. However, you have the ability to construct your own asset allocation plan from among the Investment Options available in your Policy. Asset allocation programs using models are intended to match model risk tolerance and investment objectives with the Investment Options available in your Policy.

To assist you in your selection of an asset allocation model, we offer an Asset Allocation Program (the "Program"). The Program consists of models that were developed by an unaffiliated third party investment adviser. The unaffiliated third party investment adviser provided research and business support services relating to the models and selected the specific funds to populate each model from those available in the Policy. Ameritas Life paid for these consultant services at no additional cost to the Policy Owners.

Ameritas Investment Corp. ("AIC"), an affiliate of ours, has served as discretionary investment adviser for Program participants solely in connection with the development and periodic updates to the model portfolios. In this regard, AIC has entered into an investment advisory agreement with each Policy Owner participating in the Program. In its role as investment adviser, AIC relied upon the recommendations of third parties to provide research and business support services and select the specific funds to populate the models. AIC's role as investment adviser for development of and periodic updates to the models will terminate on August 1, 2016, and the models in the Program will no longer undergo periodic updates.

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Important Information Concerning the Asset Allocation Program after August 1, 2016

On and after August 1, 2016, the models in the Program will no longer undergo periodic updates (the models will become "static"). The investment advisory agreement you have previously entered into with AIC will terminate, and AIC will no longer make updates to the models. Policy Owners will receive notice of the termination of their investment advisory agreement and additional notice that the models are becoming static. The models will remain invested in accordance with the most recent model allocations. You may continue rebalancing your allocation among the funds in your particular static model on a quarterly basis. You will not be required to take any action if you wish to continue participating in a static model. You may allocate to a different static model or discontinue participating in static models after August 1, 2016.

To participate in the Program:

▪	You are responsible for determining which model is best for you. Your financial adviser can help you make this determination and may provide you with an investor questionnaire to help you define your investing style. There is no guarantee that the model you select is appropriate to your ability to withstand investment risk. We are not responsible for your selection of a specific investment option or model, or your decision to change to a different Investment Option.
▪	You must allocate all of your Policy Value to one asset allocation model. We must receive notice of your asset allocation model election by Written Notice before we can begin a Program for you. Only you can select which model is best for you. The Asset Allocation questionnaire can be an aid, but is just a tool; you will make your own selection. You may wish to consult with your own financial professional to determine whether participation in the Program is best for you, and if so, which model is most suitable.
▪	If you are currently participating in a Program model and you make changes to your allocations outside the model, you will be considered as having withdrawn from the Program. You will be required to communicate with the Service Center if you wish to make a transfer or trade. The Service Center will communicate that your election to execute a trade will result in the discontinuance of the Program for your Policy prior to you being able to execute any telephone transaction.
▪	You may participate in quarterly rebalancing where each quarter we will automatically rebalance the Subaccount values to be consistent with the allocation percentages for the Program model that you selected. Such rebalancing will be disclosed in quarterly statements to you. Performance of each model is updated monthly on our website and is available upon request.

The Program consists of five models, ranging from aggressive to conservative. On and after August 1, 2016, the static models will retain these descriptions.

▪	Aggressive Model – The Aggressive Model is for long-term investors who want high growth potential and do not need current income. The model may entail substantial year-to-year volatility in exchange for potentially higher long-term returns. Losses are still possible.
▪	Capital Growth Model – The Capital Growth Model is for long-term investors who want good growth potential and do not need current income. The model entails a fair amount of volatility, but not as much as the Aggressive Model. Losses are still possible.
▪	Balanced Model – The Balanced Model is for long-term investors who do not need current income and want some growth potential. The model is likely to entail some fluctuations, but presents less volatility than the overall equity market. Losses are still possible.
▪	Moderate Model – The Moderate Model is for investors who seek current income and stability, with modest potential for increase in the value of their investments. Losses are still possible.
▪	Conservative Model – The Conservative Model is for investors who seek current income and stability, and are less concerned about growth. Losses are still possible.

The Adding, Deleting, or Substituting Variable Investment Options Section describes how changes to the Subaccounts' underlying portfolios will be addressed once the Program becomes static.

Potential Conflicts of Interest Relating to Program Models

We, and our affiliates, managed the competing interests that had the potential to influence the decision making with regard to the models by engaging a third party investment adviser to design the models and select the Investment Options for such models. Such competing interests include the following: AIC is compensated by us as principal underwriter for the Policies and as a distributor for a majority of our Policies. Calvert Variable Products, Inc. and Calvert Variable Series, Inc. (the "Calvert Funds"), have portfolios offered through the Policy. The Calvert Funds are advised by Calvert Investment Management, Inc. ("CIM"), an affiliate of ours, and certain of the Calvert Funds are subadvised by Ameritas Investment Partners, Inc. ("AIP") also an affiliate of ours. CIM and AIP are compensated for administrative, advisory and sub-advisory services they provide to Calvert Funds. Calvert Fund portfolios may or may not be included in the models. We may receive administrative services fees from other portfolios that are available as Investment Options or distribution fees. As a result of these competing interests the affiliated parties faced in this Program, there was an increased potential risk of a conflict of interest in these arrangements.

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There is no additional charge for selecting the Program. Although asset allocation programs are intended to mitigate investment risk, there is a risk that investing pursuant to a model will still result in losses. The models will remain unchanged, thus, the percentages of your Policy value allocated to each portfolio within the selected model will not be changed by us, and subsequent purchase payments will be invested in the same model unless we receive new instructions. Over time, the static model you select may no longer align with its original investment objective due to the effects of underlying portfolio performance and changes in underlying portfolio investment objectives. Therefore, your investment may no longer be consistent with your objectives. Portfolio rebalancing may help address this risk, but this is not guaranteed. You should consult with your financial professional about how to keep your allocations in line with your current investment goals.

We may discontinue the Asset Allocation Program at any time. We reserve the right to modify the terms of the Program. We may configure new static models from time to time. We will provide advance notice of any such changes to the Program and inform you of your options.

All other provisions of your Policy remain as stated in your Policy and prospectus as previously supplemented.

Please retain this Supplement with the current prospectus for your variable Policy issued by

Ameritas Life Insurance Corp.

If you do not have a current prospectus, please contact Ameritas Life at 800-255-9678.

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